Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2023
Transactions and Balances with Related Parties [Abstract]
Schedule of transactions with related parties	Transactions with related parties, carried out in the ordinary course of business, were as follows:
	2023	2022	2021

Holding company
Interest income	79,473	55,848	34,447

Management staff
Administrative services expenditures	133,970	275,063	113,018

Other related parties
Sales	631,770	392,531	391,664
Purchases	220,884	253,931	40,081
Direct short-term benefits (*)	113,773	120,151	78,321
(*)	Correspond to the salaries, allowances and bonuses paid to the executives of Simec.

Schedule of balances receivable from and payable to related parties	Balances receivable from and payable to related parties are as follows:
	December 31,
	2023	2022
Short-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$62,055	$62,055
Cía. Laminadora Vista Hermosa, S.A. de C.V.	628	974
Operadora Compañía Mexicana de Tubos, S.A. de C.V.	719	824
Compañía Manufacturera de Tubos, S.A. de C.V.	4	2,799
Cía. Tubos y Perfiles Monterrey, S.A. de C.V.	3,318	3,371
Operadora Perfiles Sigosa, S.A. de C.V.	4,108	3,999
Operadora Construalco, S.A. de C.V.	518	606
Aceros y Laminados Sigosa, S.A. de C.V.	1,638	16,473
Arrendadora Norte de Matamoros, S.A. de C.V.	1,294	1,294
Comercializadora Sigosa, S.A. de C.V.	2,080	0
Joist del Golfo, S.A. de C.V.	2,582	2,582
Holding Protel, S.A. de C.V.	30	304
Aceros CH, S.A. de C.V.	172	130
Sigosa Aceros, S.A. de C.V.	0	14
Siderúrgicos del Golfo, S.A. de C.V.	332	832
Perfiles Comerciales Sigosa, S.A. de C.V.	4,125	4,125
Pytsa Industrial de México. S.A. de C.V.	438	438
Ferrovisa, S.A. de C.V.	19,225	0
Acertam, S.A. de C.V.	785	785
Servicios Estructurales, S.A. de C.V.	3,241	3,047
Industrial Mexicana de Herramientas, S.A. de C.V.	739	0
Others	152	151
	$108,183	$104,803
	December 31,
	2023	2022
Long-term
Accounts receivable:
Industrias CH, S.A.B. de C.V.	$648,281	$648,281
	$648,281	$648,281
Loans to related parties:
Industrias CH, S.A.B de C.V.	$1,044,318	$959,153
Perfiles Comerciales Sigosa, S.A. de C.V.	125,612	145,910
	$1,169,930	$1,105,063
Total, long-term	$1,818,211	$1,753,344
As of December 31, 2023, the balance decreased due to a payment that was made during the year.
	December 31,
	2023	2022
Accounts payable:

Aceros y Laminados Sigosa, S.A. de C.V.	$4,143,	$24,455
Industrias CH, S.A.B. de C.V.	214,671	245,388
Perfiles Comeciales Sigosa, S.A. de C.V.	3,802	3,802
Holding Protel, S.A. de C.V.	399	251
Compañia Laminadora Vista Hermosa, S.A. de C.V.	520	518
Operadora Perfiles Sigosa, S.A. de C.V.	2,800	2,800
Operadora Pytsa Industrial, S.A. de C.V.	7,933	8,353
Compañía Industrial Mexicana, S.A. de C.V.	570	0
Compañia Manufacturera de Tubos, S.A. de C.V.	13,345	9,837
Operadora Compañia Mexicana de Tubos, S.A. de C.V.	6,924	7,583
Sigosa Aceros, S.A. de C.V.	0	7
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V.	595	595
Industrias Procarsa, S.A. de C.V.	139	139
Ferrovisa, S.A. de C.V.	577	7,069
Other	123	195
	$256,541	$310,992
These balances correspond to accounts payable for services and/or purchases of finished products specific to your activity.
Loans from related parties:
Operadora de Perfiles Sigosa, S.A. de C.V.	$2,498,714	$2,381,464
	$2,498,714	$2,381,464
	$2,755,255	$2,692,456